Pacer WealthShield ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Administrative and Support and Waste Management and Remediation Services - 0.5%
Teladoc Health, Inc. (a)(b)	1,024	$243,333
Apparel - 1.1%
Hanesbrands, Inc. (b)	1,219	17,224
NIKE, Inc. - Class B	4,338	423,432
PVH Corp. (b)	248	12,068
Ralph Lauren Corp. - Class A	167	11,907
Tapestry, Inc.	967	12,919
Under Armour, Inc. - Class A (a)	659	6,933
Under Armour, Inc. - Class C (a)(b)	689	6,539
VF Corp.	1,116	67,362
		558,384
Auto Manufacturers - 0.4%
Ford Motor Co.	13,662	90,306
General Motors Co.	4,405	109,640
		199,946
Auto Parts & Equipment - 0.2%
Aptiv PLC	893	69,431
BorgWarner, Inc. (b)	726	26,571
		96,002
Biotechnology - 13.2%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,045	85,011
Acceleron Pharma, Inc. (a)	984	97,583
Adverum Biotechnologies, Inc. (a)	3,399	57,001
Agenus, Inc. (a)	6,742	20,496
Alexion Pharmaceuticals, Inc. (a)	1,428	146,356
Allogene Therapeutics, Inc. (a)(b)	2,242	82,214
Alnylam Pharmaceuticals, Inc. (a)	748	109,029
Amgen, Inc.	1,947	476,373
Amicus Therapeutics, Inc. (a)	8,573	123,880
AnaptysBio, Inc. (a)	1,662	29,850
Apellis Pharmaceuticals, Inc. (a)	3,026	78,343
Arena Pharmaceuticals, Inc. (a)(b)	1,529	93,865
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,864	123,353
Atara Biotherapeutics, Inc. (a)	3,544	43,910
BioCryst Pharmaceuticals, Inc. (a)	21,843	88,901
Biogen, Inc. (a)	757	207,940
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,421	91,001
BioMarin Pharmaceutical, Inc. (a)(b)	888	106,391
Bio-Rad Laboratories, Inc. - Class A (a)	56	29,394
Bluebird Bio, Inc. (a)(b)	1,467	89,047
Blueprint Medicines Corp.	1,342	98,208
ChemoCentryx, Inc. (a)(b)	1,440	75,902
CytomX Therapeutics, Inc. (a)	2,175	15,247
Deciphera Pharmaceuticals, Inc. (a)	1,728	80,127
Denali Therapeutics, Inc. (a)	1,670	39,111
Dicerna Pharmaceuticals, Inc. (a)	2,705	58,158
Dynavax Technologies Corp. (a)(b)	5,769	46,787
Editas Medicine, Inc. (a)(b)	3,284	96,418
Emergent BioSolutions, Inc. (a)	1,363	151,620
Epizyme, Inc. (a)	3,654	50,571
Esperion Therapeutics, Inc. (a)(b)	2,156	81,130
Exact Sciences Corp. (a)(b)	1,099	104,130
Exelixis, Inc. (a)	4,185	96,632
Fate Therapeutics, Inc. (a)	3,048	95,311
FibroGen, Inc. (a)(b)	2,457	99,435
Gilead Sciences, Inc.	4,512	313,719
Halozyme Therapeutics, Inc. (a)	4,106	111,642
Homology Medicines, Inc. (a)	1,396	18,357
Illumina, Inc. (a)(b)	379	144,839
ImmunoGen, Inc. (a)	9,928	40,804
Immunomedics, Inc. (a)	3,031	127,999
Incyte Corp. (a)	1,483	146,461
Inovio Pharmaceuticals, Inc. (a)(b)	7,198	139,929
Insmed, Inc. (a)(b)	3,446	90,010
Intercept Pharmaceuticals, Inc. (a)(b)	1,247	56,913
Ionis Pharmaceuticals, Inc. (a)	1,606	92,441
Iovance Biotherapeutics, Inc. (a)	3,176	92,326
Karyopharm Therapeutics, Inc. (a)	5,612	90,073
Ligand Pharmaceuticals, Inc. (a)	860	100,775
MacroGenics, Inc. (a)	993	25,222
Myriad Genetics, Inc. (a)	5,206	62,836
PDL BioPharma, Inc. (a)	4,948	15,735
Prothena Corp. PLC (a)	1,130	13,831
PTC Therapeutics, Inc. (a)(b)	1,903	88,166
Puma Biotechnology, Inc. (a)(b)	4,804	49,529
Radius Health, Inc. (a)	2,857	35,855
Regeneron Pharmaceuticals, Inc. (a)	420	265,469
REGENXBIO, Inc. (a)	2,090	69,179
Retrophin, Inc. (a)	1,692	33,637
Rocket Pharmaceuticals, Inc. (a)	1,458	34,307
Sage Therapeutics, Inc. (a)	2,588	117,935
Sangamo Therapeutics, Inc. (a)	7,045	76,297
Seattle Genetics, Inc. (a)	620	103,087
Twist Bioscience Corp. (a)	1,730	96,949
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,378	107,705
United Therapeutics Corp. (a)	813	90,625
Veracyte, Inc. (a)(b)	2,125	75,799
Vericel Corp. (a)	3,220	53,098
Vertex Pharmaceuticals, Inc. (a)	1,019	277,168
Viking Therapeutics, Inc. (a)	5,150	36,153
ZIOPHARM Oncology, Inc. (a)	6,276	18,640
		6,682,235
Commercial Services - 2.4%
2U, Inc. (a)(b)	2,340	110,202
Automatic Data Processing, Inc.	593	78,816
FleetCor Technologies, Inc. (a)	117	30,253
Gartner, Inc. (a)	123	15,331
Global Payments, Inc.	412	73,344
H&R Block, Inc.	674	9,773
PayPal Holdings, Inc. (a)	4,469	876,237
		1,193,956
Computers - 5.8%
Accenture PLC - Class A	878	197,357
Apple, Inc. (b)	5,549	2,358,547
Cognizant Technology Solutions Corp. - Class A	745	50,898
DXC Technology Co.	351	6,286
Fortinet, Inc. (a)	186	25,724
Hewlett Packard Enterprise Co.	1,770	17,470
HP, Inc.	1,970	34,633
International Business Machines Corp. (b)	1,225	150,601
Leidos Holdings, Inc.	185	17,605
NetApp, Inc.	306	13,556
Seagate Technology PLC (b)	312	14,109
Western Digital Corp.	413	17,800
		2,904,586
Distribution/Wholesale - 0.1%
LKQ Corp. (a)	1,065	30,022
Diversified Financial Services - 2.3%
E*TRADE Financial Corp.	3,328	168,963
MasterCard, Inc. - Class A	1,219	376,098
TD Ameritrade Holding Corp.	4,026	144,493
Visa, Inc. - Class A (b)	2,326	442,870
Western Union Co.	568	13,791
		1,146,215
Electronics - 0.6%
Amphenol Corp. - Class A	410	43,362
Flir Systems, Inc.	181	7,540
Garmin Ltd.	508	50,084
Keysight Technologies, Inc. (a)(b)	258	25,772
Mettler-Toledo International, Inc. (a)	63	58,905
PerkinElmer, Inc.	287	34,127
TE Connectivity Ltd. (b)	455	40,527
Waters Corp. (a)	161	34,317
		294,634
Healthcare and Social Assistance - 0.0% (c)
Y-mAbs Therapeutics, Inc. (a)	695	24,415
Healthcare-Products - 5.7%
ABIOMED, Inc. (a)	118	35,393
Align Technology, Inc. (a)(b)	186	54,651
Baxter International, Inc.	1,312	113,331
Becton Dickinson and Co.	761	214,100
Boston Scientific Corp. (a)	3,684	142,092
CareDx, Inc. (a)	2,224	74,170
Danaher Corp.	1,623	330,767
DENTSPLY SIRONA, Inc. (b)	566	25,244
Edwards Lifesciences Corp. (a)	1,599	125,378
Henry Schein, Inc. (a)	369	25,361
Hologic, Inc. (a)	666	46,474
IDEXX Laboratories, Inc. (a)	220	87,505
Intuitive Surgical, Inc. (a)	301	206,317
Medtronic PLC	3,457	333,531
OPKO Health, Inc. (a)(b)	37,783	194,583
ResMed, Inc.	373	75,536
STERIS PLC	220	35,119
Stryker Corp.	831	160,632
Teleflex, Inc.	121	45,145
Thermo Fisher Scientific, Inc.	1,020	422,229
Varian Medical Systems, Inc. (a)(b)	235	33,539
West Pharmaceutical Services, Inc.	191	51,354
Zimmer Biomet Holdings, Inc.	533	71,880
		2,904,331
Healthcare-Services - 3.4%
Anthem, Inc.	652	178,518
Centene Corp. (a)	1,494	97,483
DaVita, Inc. (a)	220	19,226
HCA Healthcare, Inc.	680	86,115
Humana, Inc.	341	133,825
Invitae Corp. (a)(b)	5,795	169,214
IQVIA Holdings, Inc. (a)	458	72,543
Laboratory Corp. of American Holdings (a)	251	48,423
Natera, Inc. (a)	2,291	110,014
Quest Diagnostics, Inc.	346	43,966
UnitedHealth Group, Inc.	2,426	734,544
Universal Health Services, Inc. - Class B	202	22,200
		1,716,071
Home Builders - 0.5%
DR Horton, Inc.	1,157	76,547
Lennar Corp. - Class A	961	69,528
NVR, Inc. (a)(b)	13	51,092
PulteGroup, Inc.	883	38,499
		235,666
Home Furnishings - 0.1%
Leggett & Platt, Inc. (b)	463	18,562
Whirlpool Corp. (b)	218	35,560
		54,122
Housewares - 0.0% (c)
Newell Brands, Inc.	1,336	21,911
Information - 0.6%
NortonLifeLock, Inc.	747	16,023
Pinterest, Inc. (a)	3,868	132,634
Zoom Video Communications, Inc. (a)	588	149,299
		297,956
Internet - 20.4%
8x8, Inc. (a)	4,783	76,050
Alphabet, Inc. - Class A (a)	282	419,602
Alphabet, Inc. - Class C (a)	275	407,814
Amazon.com, Inc. (a)	1,800	5,696,424
Booking Holdings, Inc. (a)	144	239,347
CDW Corp.	198	23,017
eBay, Inc.	7,814	431,958
Etsy, Inc. (a)	1,949	230,723
Expedia Group, Inc.	2,443	197,907
F5 Networks, Inc. (a)	84	11,415
Facebook, Inc. - Class A (a)	2,860	725,496
GoDaddy, Inc. - Class A (a)	2,272	159,676
GrubHub, Inc. (a)	2,057	148,598
Netflix, Inc. (a)	1,069	522,613
Okta, Inc. (a)(b)	1,230	271,805
Snap, Inc. (a)(b)	9,643	216,196
Twitter, Inc. (a)	7,149	260,224
VeriSign, Inc. (a)	1,201	254,228
		10,293,093
Leisure Time - 0.1%
Carnival Corp. (b)	1,658	23,013
Norwegian Cruise Line Holdings Ltd. (a)(b)	898	12,249
Royal Caribbean Cruises Ltd. (b)	602	29,323
		64,585
Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	971	72,874
Las Vegas Sands Corp.	1,177	51,364
Marriott International, Inc. - Class A (b)	943	79,047
MGM Resorts International (b)	1,725	27,755
Wynn Resorts Ltd.	340	24,626
		255,666
Manufacturing - 3.0%
Abbott Laboratories	4,560	458,918
Agilent Technologies, Inc.	797	76,775
Arcus Biosciences, Inc. (a)	1,556	30,622
Assembly Biosciences, Inc. (a)	738	16,384
Athersys, Inc. (a)	14,728	37,704
Bridgebio Pharma, Inc. (a)(b)	3,270	92,018
Catalyst Pharmaceuticals, Inc. (a)	8,330	35,819
Constellation Pharmaceuticals, Inc. (a)	1,535	41,276
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	3,130	19,625
Cue Biopharma, Inc. (a)	879	16,622
Gossamer Bio, Inc. (a)	1,648	19,644
Kadmon Holdings, Inc. (a)	7,263	26,582
Karuna Therapeutics, Inc. (a)	832	68,058
Krystal Biotech, Inc. (a)	758	31,298
Mersana Therapeutics, Inc. (a)	1,148	22,822
Novavax, Inc. (a)(b)	2,056	294,214
Principia Biopharma, Inc. (a)	1,149	96,056
The Cooper Cos., Inc.	127	35,932
Translate Bio, Inc. (a)	1,574	23,909
Turning Point Therapeutics, Inc. (a)	991	58,697
		1,502,975
Office/Business Equipment - 0.0% (c)
Xerox Holdings Corp.	253	4,213
Zebra Technologies Corp. - Class A (a)	75	21,056
		25,269
Pharmaceuticals - 11.7%
AbbVie, Inc.	5,557	527,415
Agios Pharmaceuticals, Inc. (a)(b)	1,989	90,141
Aimmune Therapeutics, Inc. (a)	4,931	65,138
Akebia Therapeutics, Inc. (a)	4,208	47,003
Alkermes PLC (a)	5,729	103,179
AmerisourceBergen Corp.	383	38,373
Anika Therapeutics, Inc. (a)(b)	722	26,281
Athenex, Inc. (a)	1,973	20,934
Bristol-Myers Squibb Co.	5,833	342,164
Cardinal Health, Inc.	753	41,129
Cigna Corp.	951	164,228
Clovis Oncology, Inc. (a)	13,861	80,255
Coherus Biosciences, Inc. (a)(b)	5,827	102,497
CVS Health Corp.	3,369	212,045
Cytokinetics, Inc. (a)	2,137	46,202
DexCom, Inc. (a)	240	104,530
Eagle Pharmaceuticals, Inc. (a)	789	36,602
Eli Lilly & Co.	2,173	326,580
Enanta Pharmaceuticals, Inc. (a)	807	37,001
Flexion Therapeutics, Inc. (a)	2,936	39,841
G1 Therapeutics, Inc. (a)	1,170	17,164
Global Blood Therapeutics, Inc. (a)(b)	1,496	100,950
Heron Therapeutics, Inc. (a)	3,571	58,172
Intellia Therapeutics, Inc. (a)(b)	2,389	42,548
Ironwood Pharmaceuticals, Inc. (a)	8,672	79,522
Johnson & Johnson	6,620	964,931
Kura Oncology, Inc. (a)	1,227	20,172
Madrigal Pharmaceuticals, Inc. (a)	746	76,547
McKesson Corp. (b)	418	62,767
Merck & Co., Inc.	6,507	522,122
Mirati Therapeutics, Inc. (a)	916	111,120
Momenta Pharmaceuticals, Inc. (a)	3,019	89,030
Mylan NV (a)(b)	1,333	21,475
Neurocrine Biosciences, Inc. (a)	818	98,454
Perrigo Co. PLC (b)	352	18,663
Pfizer, Inc. (b)	14,318	550,957
Rhythm Pharmaceuticals, Inc. (a)	851	16,356
Sarepta Therapeutics, Inc. (a)	591	90,730
Sorrento Therapeutics, Inc. (a)(b)	11,861	105,800
Spectrum Pharmaceuticals, Inc. (a)	5,448	16,289
TG Therapeutics, Inc. (a)	5,453	106,770
Vanda Pharmaceuticals, Inc. (a)	3,194	32,196
Voyager Therapeutics, Inc. (a)	1,375	15,221
Xencor, Inc. (a)	1,910	57,472
Zoetis, Inc.	1,226	185,960
		5,912,926
Professional, Scientific, and Technical Services - 0.8%
Alector, Inc. (a)	1,633	25,589
Ardelyx, Inc. (a)	2,995	16,922
Avrobio, Inc. (a)	931	15,781
CEL-SCI Corp. (a)(b)	3,337	41,746
Cloudera, Inc. (a)	8,019	90,374
Groupon, Inc. (a)	1,801	27,645
IGM Biosciences, Inc. (a)	320	16,083
Kodiak Sciences, Inc. (a)	1,157	53,604
Moderna, Inc. (a)(b)	1,513	112,113
Viela Bio, Inc. (a)	492	18,012
		417,869
Retail - 7.7%
Advance Auto Parts, Inc.	243	36,484
AutoZone, Inc. (a)	82	99,008
Best Buy Co., Inc. (b)	796	79,274
CarMax, Inc. (a)(b)	571	55,370
Chipotle Mexican Grill, Inc. (a)	90	103,964
Darden Restaurants, Inc.	454	34,459
Dollar General Corp.	881	167,742
Dollar Tree, Inc. (a)	830	77,481
Domino's Pizza, Inc.	137	52,966
Gap, Inc.	745	9,961
Genuine Parts Co.	505	45,526
Home Depot, Inc.	3,666	973,286
Kohl's Corp.	553	10,529
L Brands, Inc.	818	19,967
Lowe's Cos., Inc. (b)	2,641	393,271
McDonald's Corp.	2,601	505,322
O'Reilly Automotive, Inc. (a)	260	124,119
Ross Stores, Inc.	1,244	111,549
Starbucks Corp. (b)	4,086	312,702
Target Corp.	1,750	220,290
Tiffany & Co. (b)	383	48,013
TJX Cos., Inc.	4,190	217,838
Tractor Supply Co.	406	57,952
Ulta Salon Cosmetics & Fragrance, Inc. (a)	199	38,405
Yum! Brands, Inc.	1,054	95,967
		3,891,445
Retail Trade - 0.2%
Smartsheet, Inc. (a)	2,381	113,669
Semiconductors - 3.5%
Advanced Micro Devices, Inc. (a)	1,614	124,972
Analog Devices, Inc.	508	58,344
Applied Materials, Inc.	1,264	81,313
Broadcom, Inc.	552	174,846
Intel Corp.	5,834	278,457
IPG Photonics Corp. (a)(b)	49	8,772
KLA Corp. (b)	214	42,764
Lam Research Corp.	202	76,186
Maxim Integrated Products, Inc.	369	25,125
Microchip Technology, Inc. (b)	339	34,486
Micron Technology, Inc. (a)	1,533	76,734
NVIDIA Corp.	849	360,477
Qorvo, Inc. (a)	160	20,504
QUALCOMM, Inc.	1,552	163,907
Skyworks Solutions, Inc. (b)	231	33,629
Texas Instruments, Inc.	1,266	161,478
Xilinx, Inc.	335	35,962
		1,757,956
Software - 11.5%
Adobe Systems, Inc. (a)	664	295,028
Akamai Technologies, Inc. (a)	2,166	243,545
ANSYS, Inc. (a)	120	37,272
Autodesk, Inc. (a)	303	71,638
Box, Inc. (a)	4,789	85,963
Broadridge Financial Solutions, Inc.	160	21,494
Cadence Design System, Inc. (a)	385	42,061
Cerner Corp. (b)	785	54,518
Citrix Systems, Inc.	1,568	223,848
DocuSign, Inc. (a)	1,447	313,753
Dropbox, Inc. (a)	5,282	120,165
Fidelity National Information Services, Inc.	853	124,802
Fiserv, Inc. (a)(b)	777	77,537
HubSpot, Inc. (a)	708	166,104
Intuit, Inc. (b)	361	110,600
Jack Henry & Associates, Inc.	107	19,078
Microsoft Corp.	10,331	2,117,958
Oracle Corp.	2,870	159,142
Paychex, Inc. (b)	441	31,717
Paycom Software, Inc. (a)(b)	68	19,337
Salesforce.com, Inc. (a)	3,622	705,747
ServiceNow, Inc. (a)(b)	264	115,949
Synopsys, Inc. (a)	208	41,438
Tyler Technologies, Inc. (a)	55	19,649
Veeva Systems, Inc. - Class A (a)	1,163	307,695
Workday, Inc. - Class A (a)	1,426	257,992
		5,784,030
Telecommunications - 3.2%
Arista Networks, Inc. (a)	833	216,388
CIENA Corp. (a)(b)	2,686	159,844
Cisco Systems, Inc.	15,867	747,336
CommScope Holding Co., Inc. (a)	7,450	69,136
Corning, Inc. (b)	1,047	32,457
Juniper Networks, Inc.	6,298	159,843
LogMeIn, Inc.	1,266	108,636
Motorola Solutions, Inc. (b)	236	32,993
Vonage Holdings Corp. (a)(b)	8,122	97,058
		1,623,691
Textiles - 0.0% (c)
Mohawk Industries, Inc. (a)	208	16,609
Toys/Games/Hobbies - 0.1%
Hasbro, Inc. (b)	447	32,524
Wholesale Trade - 0.3%
Allakos, Inc. (a)	1,249	93,762
Bioxcel Therapeutics, Inc. (a)(b)	1,369	62,098
		155,860
TOTAL COMMON STOCKS (Cost $48,047,070)		50,451,952

CONTINGENT VALUE RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Achillion Pharmaceuticals (a)(d)	6,273	2,886
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,886
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (e)	$31,359	31,359
TOTAL SHORT-TERM INVESTMENTS (Cost $31,359)		31,359
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (e)	9,419,349	9,419,349
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,419,349)		9,419,349

Total Investments (Cost $57,497,778) - 118.7%		59,905,546
Liabilities in Excess of Other Assets - (18.7)%		(9,418,284)
TOTAL NET ASSETS - 100.0%		$50,487,262

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $9,314,415 or 18.4% of net assets.
(c)	Less than 0.05%.
(d)	As of July 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 50,451,952	$ -	$ -	$ -	$ 50,451,952
Contingent Value Rights	-	-	2,886	-	2,886
Short-Term Investments	31,359	-	-	-	31,359
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,419,349	9,419,349
Total Investments in Securities	$ 50,483,311	$ -	$ 2,886	$ 9,419,349	$ 59,905,546
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2020
Contingent Value Rights	$2,886	$-	$-	$-	$-	$-	$-	$-	$2,886	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Contingent Value Rights	$2,886	Last Trade Price	Stale Data	$0.46

*Table presents information for one security, which has been valued at $0.46 per share throughout the period.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.